EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Summary of basic and diluted earnings per share
A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Basic:
Net income attributable to CNH Industrial	$222	$56	$814	$330
Weighted average common shares outstanding—basic	1,355	1,364	1,358	1,364
Basic earnings per share	$0.16	$0.04	$0.60	$0.24
Diluted:
Net income attributable to CNH Industrial	$222	$56	$814	$330
Weighted average common shares outstanding—basic	1,355	1,364	1,358	1,364
Effect of dilutive securities (when dilutive):
Stock compensation plans (A)	3	2	4	3
Weighted average common shares outstanding—diluted	1,358	1,366	1,362	1,367
Diluted earnings per share	$0.16	$0.04	$0.60	$0.24

(A)	For the three and nine months ended September 30, 2018 and 2017, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.